Short Term Loans from Banking Institutions (Tables)	12 Months Ended
Dec. 31, 2024
Loans from Banking Corporations [Abstract]
Schedule of Short Term Loans from Banking Institutions
	As at December 31,
	2024	2023
	New Israeli Shekels
Overdraft	-	2,730
Current maturities from long term loans	-	13,892
	-	16,622